INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net income	$ 8,904	$ 6,152
Other comprehensive income:
Foreign currency translation adjustments	2,174	851
Unrealized losses/gains arising from marketable securities during the period, net of tax	32	(101)
losses reclassified into earnings from marketable securities, net of tax	(4)	0
Other Comprehensive Income (Loss), Net of Tax	2,202	750
Total comprehensive income	11,106	6,902
Comprehensive income attributed to redeemable non-controlling interest	(13)	0
Comprehensive income attributed to non-controlling interests	35	51
Comprehensive income adjustment to redeemable non-controlling interest	96	0
Comprehensive income attributed to Sapiens' shareholders	$ 10,988	$ 6,851